Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule Plan's Assets Carried at Fair Value
The following tables set forth by level within the fair value hierarchy, the Plan’s assets carried at fair value:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
TETRA Technologies, Inc. common stock	$4,366,697	$—	$—	$4,366,697
Mutual funds	102,753,766	—	—	102,753,766
	$107,120,463	$—	$—	$107,120,463
Investments measured at net asset value:
Stable Value Fund (a)				3,383,093
Total assets at fair value				$110,503,556

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
TETRA Technologies, Inc. common stock	$2,221,968	$—	$—	$2,221,968
Mutual funds	91,839,891	—	—	91,839,891
	$94,061,859	$—	$—	$94,061,859
Investments measured at net asset value:
Stable Value Fund (a)				3,227,405
Total assets at fair value				$97,289,264

(a)    This category includes a common/collective trust fund that is primarily invested in guaranteed investment contracts and synthetic investment contracts. Participant-directed redemptions have no restrictions, no unfunded commitments, and the redemption period is daily; however, the Plan is required to provide a one-year redemption notice to liquidate its entire share in the fund. The estimated fair value of this fund is based on the net asset value as reported by the issuer of the fund, which is determined based on the fair value of the underlying investment contracts in the fund.